Commitments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 30, 2014 USD ($)
Commitments [Line Items]
SCT confirmed compliance percentage	100.00%
Authorised capital investments		$ 5,478,614
Capital Investments	$ 659,000		$ 3,492,476	$ 768,832
April 2015 to March 2020 [Member] | Airport Authority in Jamaica [Member]
Commitments [Line Items]
Authorised capital investments					$ 37,940,000